SCHEDULE OF INVESTMENTS (000)*

June 30, 2019 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK

Brazil — 1.7%

Banco do Brasil SA1	59,500	$833

Gerdau S.A. ADR	61,334	239

JBS SA	125,800	690

Lojas Renner SA	18,590	227

Petrobras Distribuidora SA	46,700	304

PPLA Participations Ltd.[1]	1,633	1

Qualicorp Consultoria e Corretora de Seguros SA	31,700	191

Smiles Fidelidade SA	20,100	219

Vale SA, Class B ADR	45,441	611

		3,315

Canada — 4.5%

Canadian Imperial Bank of Commerce	13,535	1,064

Encana Corp.	520,809	2,673

Gildan Activewear Inc.	72,543	2,807

Manulife Financial Corp.	112,949	2,053

		8,597

China — 8.0%

Agile Property Holdings Ltd.	106,000	142

Alibaba Group Holding Ltd. ADR[1]	7,663	1,298

Anhui Conch Cement Co. Ltd., Class H	121,677	762

Bank of China Ltd., Class H	2,226,000	940

China Communications Construction Co. Ltd., Class H	299,000	267

China Construction Bank Corp., Class H	1,731,741	1,492

China Everbright International Ltd.	104,000	96

China Lumena New Materials Corp.[1,2,3]	196,000	—

China Mobile Ltd.	97,000	883

China Mobile Ltd. ADR	2,294	104

China Petroleum & Chemical Corp., Class H	920,000	625

China Railway Construction Corp. Ltd., Class H	237,000	291

China Railway Group Ltd., Class H	319,000	243

China Telecom Corp. Ltd., Class H	398,000	200

CNOOC Ltd.	25,000	43

Daqo New Energy Corp. ADR[1]	3,484	148

Dongfeng Motor Group Co. Ltd., Class H	156,000	128

Fosun International Ltd.	183,500	244

Guangzhou Automobile Group Co. Ltd., Class H	138,000	147

Guangzhou R&F Properties Co. Ltd., Class H	256,000	492

JinkoSolar Holding Co. Ltd. ADR[1]	8,859	192

Kweichow Moutai Co. Ltd., Class A	5,198	747

KWG Property Holding Ltd.	160,000	163

Lenovo Group Ltd.	574,000	445

Maanshan Iron & Steel Co. Ltd., Class H	220,000	87

Nine Dragons Paper Holdings Ltd.	90,000	80

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

China — (continued)

Ping An Insurance Group Co. of China Ltd., Class H	44,000	$528

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	57,200	113

Shenzhen Overseas Chinese Town Co. Ltd., Class A	388,500	394

Shimao Property Holdings Ltd.	155,000	472

Sinopharm Group Co. Ltd., Class H	84,400	297

Tencent Holdings Ltd.	47,469	2,143

Vipshop Holdings Ltd. ADR[1]	22,400	193

Xinyi Glass Holdings Ltd.	108,000	113

Yum China Holdings Inc.	8,100	374

YY Inc. ADR[1]	3,677	256

Zhejiang Expressway Co. Ltd., Class H	272,000	287

		15,429

Czech Republic — 0.1%

CEZ AS	6,542	158

France — 5.0%

BNP Paribas SA	65,521	3,112

Carrefour S.A.	78,076	1,508

Danone S.A.	8,124	688

Ingenico Group S.A.	6,855	606

Total SA	67,178	3,764

		9,678

Germany — 8.7%

BASF SE	71,273	5,180

Deutsche Post AG	84,114	2,764

Linde PLC	26,353	5,294

SAP SE	25,573	3,512

		16,750

India — 2.6%

Aurobindo Pharma Ltd.	22,999	203

Biocon Ltd.	52,770	192

Dishman Carbogen Amcis Ltd.[1]	24,536	80

HCL Technologies Ltd.	29,374	453

HEG Ltd.	4,179	89

Hindalco Industries Ltd.	178,574	536

Hindustan Petroleum Corp. Ltd.	53,289	224

Hindustan Unilever Ltd.	12,235	317

ICICI Bank Ltd. ADR	7,363	93

Indian Oil Corp. Ltd.	117,275	265

Jubilant Foodworks Ltd.	5,847	104

Larsen & Toubro Ltd.	14,101	317

Oil & Natural Gas Corp. Ltd.	135,930	330

REC Ltd.	128,135	306

Reliance Capital Ltd.	19,878	19

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

India — (continued)

Reliance Infrastructure Ltd.	40,490	$33

Tata Consultancy Services Ltd.	15,059	486

Tata Motors Ltd. ADR[1]	44	—

Tata Steel Ltd.	41,039	300

Titan Co. Ltd.	19,421	375

UPL Ltd.	14,641	199

Vedanta Ltd.	61,178	154

		5,075

Indonesia — 0.1%

Indofood Sukses Makmur Tbk PT	219,800	109

Ireland — 0.8%

Ryanair Holdings PLC ADR[1]	24,228	1,554

Italy — 2.6%

UniCredit SpA	407,159	5,012

Japan — 11.9%

Coca-Cola Bottlers Japan Holdings Inc.	16,100	407

East Japan Railway Co.	36,300	3,394

Fanuc Corp.	22,300	4,122

Japan Airlines Co. Ltd.	5,200	166

KDDI Corp.	184,500	4,695

Sompo Holdings Inc.	62,000	2,393

Sumitomo Mitsui Financial Group Inc.	53,500	1,889

Takeda Pharmaceutical Co. Ltd.	163,900	5,812

		22,878

Malaysia — 0.3%

AirAsia Group Bhd	341,100	225

CIMB Group Holdings Bhd	40,300	53

Malayan Banking Bhd	54,614	117

Tenaga Nasional Bhd	32,000	107

		502

Mexico — 0.2%

Alfa SAB de CV, Class A	161,248	158

Arca Continental SAB de CV	9,070	49

Gruma SAB de CV, Class B	6,033	57

Grupo Financiero Banorte SAB de CV, Class O	30,169	175

		439

Netherlands — 2.7%

Akzo Nobel NV	35,582	3,344

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Netherlands — (continued)

ING Groep NV	156,057	$1,809

		5,153

Peru — 0.2%

Credicorp Ltd.	1,995	457

Poland — 0.1%

PGE Polska Grupa Energetyczna SA1	53,365	137

Polski Koncern Naftowy Orlen SA	3,321	80

Powszechny Zaklad Ubezpieczen SA	6,172	72

		289

Qatar — 0.1%

Industries Qatar QSC	19,800	63

Qatar National Bank QPSC	27,610	144

		207

Russia — 1.6%

Gazprom PJSC ADR	127,889	937

Lukoil PJSC ADR	12,657	1,069

MMC Norilsk Nickel PJSC ADR	9,353	212

Mobile Telesystems ADR	18,171	169

Sberbank of Russia ADR	43,864	675

		3,062

South Africa — 0.4%

Absa Group Ltd.	19,998	250

African Rainbow Minerals Ltd.	7,495	97

Barloworld Ltd.	19,980	181

Exxaro Resources Ltd.	12,456	152

Mediclinic International PLC	7,460	29

Redefine Properties Ltd.[4]	143,020	92

		801

South Korea — 3.4%

Daelim Industrial Co. Ltd.	1,406	140

Fila Korea Ltd.	5,962	396

Hana Financial Group Inc.	14,540	471

Hanwha Corp.	5,038	116

Hyosung Corp.	2,776	175

Hyundai Marine & Fire Insurance Co. Ltd.	3,881	96

KB Financial Group Inc.	16,171	642

Kia Motors Corp.	11,894	453

LG Corp.	4,084	272

LG Electronics Inc.	4,601	316

Meritz Fire & Marine Insurance Co. Ltd.	2,365	42

POSCO	3,664	776

Samsung Electronics Co. Ltd.	37,604	1,531

SK Hynix Inc.	4,597	277

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

South Korea — (continued)

SK Innovation Co. Ltd.	166	$23

SK Telecom Co. Ltd.	2,097	470

Woori Financial Group Inc.	25,124	306

		6,502

Spain — 0.6%

CaixaBank SA	419,497	1,201

Switzerland — 6.6%

ABB Ltd.	241,364	4,844

Aryzta AG1	408,364	468

Cie Financiere Richemont SA	9,273	787

Novartis AG	38,077	3,479

Roche Holding AG	11,082	3,118

		12,696

Taiwan — 3.0%

Accton Technology Corp.	81,000	343

Arcadyan Technology Corp.	62,000	177

Compal Electronics Inc.	204,000	134

Compeq Manufacturing Co. Ltd.	162,000	136

Coretronic Corp.	47,800	67

Delta Electronics Inc.	92,000	467

FLEXium Interconnect Inc.	45,732	127

Formosa Chemicals & Fibre Corp.	21,000	70

Fubon Financial Holding Co. Ltd.	88,000	130

HON HAI Precision Industry Co. Ltd.	236,292	589

Inventec Corp.	249,000	198

Lite-On Technology Corp.	117,896	173

MediaTek Inc.	23,000	232

Pegatron Corp.	47,000	81

Powertech Technology Inc.	152,000	372

Radiant Opto-Electronics Corp.	58,000	194

Sino-American Silicon Products Inc.	102,000	268

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	25,932	1,016

TCI Co. Ltd.	19,000	261

WPG Holdings Ltd.	111,080	144

Yageo Corp.	14,358	122

Yuanta Financial Holding Co. Ltd.	398,000	239

Zhen Ding Technology Holding Ltd.	67,000	214

		5,754

Thailand — 0.7%

Charoen Pokphand Foods PCL	340,000	313

Kiatnakin Bank PCL	75,900	172

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Thailand — (continued)

Krung Thai Bank PCL	198,500	$126

Sansiri PCL	2,257,200	109

Thai Oil PCL	12,000	26

Thanachart Capital	161,300	292

Tisco Financial Group PCL	80,100	244

		1,282

Turkey — 0.3%

Haci Omer Sabanci Holding AS	73,252	108

Tekfen Holding AS	92,055	413

Turkcell Iletisim Hizmetleri AS	55,150	122

		643

United Arab Emirates — 0.1%

DAMAC Properties Dubai Co. PJSC[1]	162,440	41

Dubai Islamic Bank PJSC	98,666	138

		179

United Kingdom — 25.6%

AstraZeneca PLC	54,876	4,487

Aviva PLC	461,650	2,442

Balfour Beatty PLC	394,110	1,211

Barclays PLC	2,255,358	4,291

BP PLC	539,970	3,762

British American Tobacco PLC	126,477	4,415

Carnival PLC	22,018	973

Cobham PLC[1]	1,872,402	2,534

Johnson Matthey PLC	40,983	1,733

Lloyds Banking Group PLC	2,063,988	1,483

Micro Focus International PLC	91,877	2,408

Prudential PLC	233,431	5,087

RELX PLC	37,982	921

Rolls-Royce Group PLC[1]	369,380	3,942

Royal Dutch Shell PLC, Class B	121,624	3,987

SSE PLC	227,273	3,238

Vodafone Group PLC	1,571,026	2,580

		49,494

Total Common Stock

(Cost $188,294) — 91.9%		177,216

PREFERRED STOCK

Germany — 4.1%

Volkswagen AG ‡	46,828	7,892

Total Preferred Stock

(Cost $7,192) — 4.1%		7,892

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2019 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

PREFERENCE STOCK

Brazil — 0.6%

Braskem SA [1]‡	3,900	$36

Cia Brasileira de Distribuicao, Class Preference [1]‡	17,500	430

Cia Paranaense de Energia ‡	12,100	154

Itausa—Investimentos Itau SA ‡	191,015	643

		1,263

South Korea — 0.1%

LG Chemical Ltd. ‡	949	161

Total Preference Stock

(Cost $1,401) — 0.7%		1,424

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 2.270% **	5,540,387	5,540

Total Short-Term Investment

(Cost $5,540) — 2.9%		5,540

Total Investments — 99.6%

(Cost $202,427)		192,072

Other Assets in Excess of Liabilities — 0.4%		855

Net Assets — 100.0%		$192,927

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2019.
‡	There is currently no rate available.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of June 30, 2019 was $— and represented 0.0% of net assets.
3	Level 3 security in accordance with fair value hierarchy.
4	Real Estate Investment Trust.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS (continued)

June 30, 2019 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2019:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3†† (000)		Total (000)
Common Stock
Brazil	$3,315	$—	$—		$3,315
Canada	8,597	—	—		8,597
China	14,289	1,140	—	^	15,429
Czech Republic	158	—	—		158
France	9,678	—	—		9,678
Germany	16,750	—	—		16,750
India	5,075	—	—		5,075
Indonesia	109	—	—		109
Ireland	1,554	—	—		1,554
Italy	5,012	—	—		5,012
Japan	22,878	—	—		22,878
Malaysia	502	—	—		502
Mexico	439	—	—		439
Netherlands	5,153	—	—		5,153
Peru	457	—	—		457
Poland	289	—	—		289
Qatar	—	207	—		207
Russia	3,062	—	—		3,062
South Africa	801	—	—		801
South Korea	6,502	—	—		6,502
Spain	1,201	—	—		1,201
Switzerland	12,696	—	—		12,696
Taiwan	5,754	—	—		5,754
Thailand	—	1,282	—		1,282
Turkey	643	—	—		643
United Arab Emirates	—	179	—		179
United Kingdom	49,494	—	—		49,494

Total Common Stock	174,407	2,808	—		177,216

Preferred Stock	7,892	—	—		7,892

Preference Stock
Brazil	1,263	—	—		1,263
South Korea	161	—	—		161

Total Preference Stock	1,424	—	—		1,424

Short-Term Investment	5,540	—	—		5,540

Total Investments in Securities	$189,264	$2,808	$—		$192,072

†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, or due to “Foreign Line” securities using “Local Line” prices, or due to markets being closed. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. As of June 30, 2019, securities with a value of $3 (000), which represented 0.2% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to market closures that triggered the fair valuation of certain securities as of fiscal year end and did not trigger fair valuation as of the end of the period.

††

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.

As of June 30, 2019, there were no transfers into Level 3 investments in securities.

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2019 (Unaudited)

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-2000